RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS [abstract]
Disclosure of transactions between related parties

22           RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions.

(a)           Related parties that control the Company or are controlled by the Company:

See note 10 for the principal subsidiaries.

None of the shareholders is the controlling entity of the Company.

(b)           Nature of the principal related parties that do not control/are not controlled by the Company:

(i)                            Guangzhou Railway Group and its subsidiaries

Name of related parties	Relationship with the Company

Single largest shareholder and its subsidiaries
Guangzhou Railway Group	Single largest shareholder
Guangdong Yangcheng Railway Enterprise Co., Ltd.	Subsidiary of the single largest shareholder
GRCL	Subsidiary of the single largest shareholder
GIDC	Subsidiary of the single largest shareholder
Guangzhou Railway Material Supply Company	Subsidiary of the single largest shareholder
Guangzhou Railway Station Service Centre	Subsidiary of the single largest shareholder
Changsha Railway Construction Company Limited	Subsidiary of the single largest shareholder
GSRC	Subsidiary of the single largest shareholder
Guangzhou Yuetie Operational Development Company	Subsidiary of the single largest shareholder
Guangzhou Railway Rolling Stock Company Limited	Subsidiary of the single largest shareholder
Guangdong Tieqing International Travel Agency Company Limited	Subsidiary of the single largest shareholder
Huaihua Railway Engineer Construction Company	Subsidiary of the single largest shareholder
Xiashen Railway Guangdong Company Limited	Subsidiary of the single largest shareholder
Ganshao Railway Company Limited	Subsidiary of the single largest shareholder
Hunan Changtie Industrial Development Co. Ltd.	Subsidiary of the single largest shareholder
Guangzhou Railway Real Estate Construction Engineering Co., Ltd.	Subsidiary of the single largest shareholder
Guangzhou Beiyang Information Technology Company Limited	Subsidiary of the single largest shareholder
Hainan Railway Company Limited	Subsidiary of the single largest shareholder
Guangdong Sanmao Railway Capital Construction Company	Subsidiary of the single largest shareholder
Construction Engineering Company, Yangcheng Railway Industry Development Corporation	Subsidiary of the single largest shareholder

40         RELATED PARTY TRANSACTIONS (CONTINUED)

(b)           Nature of the principal related parties that do not control/are not controlled by the Company (continued):

(ii)                  Associates of the Group:

Associates of the Group
Tiecheng	Associate of the Group
Shentu	Associate of the Group

(iii)                  Relationship with CRC and other railway companies

On 14 March 2013, pursuant to the Approval, the previous controlling entity of Guangzhou Railway Group, MOR, had been dismantled. The administrative function of MOR were transferred to the Ministry of Transport and the newly established National Railway Bureau, and its business functions were transferred to the CRC. Accordingly, the equity interests of Guangzhou Railway Group which was wholly controlled by MOR previously were transferred to the CRC (“Reform”). The Reform was completed since 1 January 2017 and the Company disclosed details of transactions undertaken with CRC Group for both years of 2018 and 2017 for reference. Unless otherwise specified, the transactions with CRC Group disclosed below have excluded transactions undertaken with Guangzhou Railway Group and its subsidiaries.

40         RELATED PARTY TRANSACTIONS (CONTINUED)

(c)           In addition to those disclosed elsewhere in the financial statements, during the year, the Group had the following material transactions undertaken with related parties:

(I)       Material transactions undertaken with Guangzhou Railway Group and its subsidiaries:

	2016	2017	2018
	RMB’000	RMB’000	RMB’000
Provision of services and sales of goods
Transportation related services
Provision of train transportation services to Guangzhou Railway Group and its subsidiaries (i)	1,425,538	1,505,348	1,861,543
Revenue collected by CRC for railway network usage and related services provided to Guangzhou Railway Group and its subsidiaries (ii)	1,400,876	1,428,752	1,357,512
Revenue from railway operation service provided to Guangzhou Railway Group’s subsidiaries (iii)	579,253	660,847	736,492
	3,405,667	3,594,947	3,955,547
Other services
Sales of materials and supplies to Guangzhou Railway Group and its subsidiaries (iv)	29,449	23,386	39,383

Services received and purchase made
Transportation related services
Provision of train transportation services by Guangzhou Railway Group and its subsidiaries (i)	989,778	1,048,524	872,234
Cost settled by CRC for railway network usage and related services provided by Guangzhou Railway Group and its subsidiaries (ii)	1,628,336	1,720,849	1,898,623
Operating lease rental paid to Guangzhou Railway Group for the leasing of land use rights (Note 38 (b))	55,090	57,358	58,490
	2,673,204	2,826,731	2,829,347

Other services
Social services (employee housing and public security services and other ancillary services) provided by GEDC and Yangcheng Railway (iii)	11,297	-	-
Provision of repair and maintenance services by Guangzhou Railway Group and its subsidiaries (iv)	306,988	298,040	451,976
Purchase of materials and supplies from Guangzhou Railway Group and its subsidiaries (iv)	469,273	455,716	555,048
Provision of construction services by Guangzhou Railway Group and its subsidiaries (v)	347,409	272,390	180,147
	1,134,967	1,026,146	1,187,171

40         RELATED PARTY TRANSACTIONS (CONTINUED)

(c)           In addition to those disclosed elsewhere in the financial statements, during the year, the Group had the following material transactions undertaken with related parties (continued):

(I)           Material transactions undertaken with Guangzhou Railway Group and its subsidiaries:

(i)      The service charges are determined based on a pricing scheme set by the CRC or based on negotiation between the contracting parties with reference to actual costs incurred.

(ii)     Such revenues/charges are determined by the CRC based on its standard charges applied on a nationwide basis.

(iii)    The service charges are levied based on contract prices determined based on a "cost plus a profit margin" and agreed between both contracting parties.

(iv)   The prices are determined based on mutual negotiation between the contracting parties with reference to actual costs incurred.

(v)    Based on construction amount determined under national railway engineering guidelines.

(II)          Material transactions with CRC and other railway companies

When the passenger trains and freight trains operated by the Group pass through rail lines owned by other railway companies controlled by the CRC, the Group need to pay those companies for the services rendered (track usage, locomotive traction and electric catenaries service, etc.), and vice versa. The charge rate of such services are instructed by the CRC and are collected and settled by the CRC according to its central recording and settlement systems (see details in note 2.24).

40         RELATED PARTY TRANSACTIONS (CONTINUED)

(c)           In addition to those disclosed elsewhere in the financial statements, during the year, the Group had the following material transactions undertaken with related parties (continued):

(II)                 Material transactions with CRC and other railway companies (continued):

In addition to those disclosed elsewhere in the financial statements, during the year, the Group had   the following material transactions undertaken with the CRC Group:

	2016	2017	2018
	RMB’000	RMB’000	RMB’000
Provision of services and sales of goods
Transportation related services
Provision of train transportation services to CRC Group (i)	29,794	81,396	63,364
Revenue collected by CRC for services provided to CRC Group (ii)	1,777,640	1,877,719	2,527,897
Revenue from railway operation service provided to CRC Group (iii)	1,628,143	1,800,692	2,012,880
	3,435,577	3,759,807	4,604,141
Other services
Provision of repairing services for cargo trucks to CRC Group (ii)	323,993	333,917	337,432
Sales of materials and supplies to CRC Group (iv)	7,073	7,185	9,099
Provision of apartment leasing services to CRC Group (iv)	641	722	617
	331,707	341,824	347,148

Services received and purchases made
Transportation related services
Provision of train transportation services by CRC Group (i)	292,754	306,208	283,490
Cost settled by CRC for services provided by CRC Group (ii)	1,376,047	1,395,591	2,161,146
	1,668,801	1,701,799	2,444,636

Other services
Provision of repair and maintenance services by CRC Group (iv)	42,954	31,089	9,440
Purchase of materials and supplies from CRC Group (iv)	15,220	19,258	27,743
Provision of construction services by CRC Group (v)	4,385	-	1,417
	62,559	50,347	38,600

(i)            The service charges are determined based on a pricing scheme set by the CRC or based on negotiation between the contracting parties with reference to actual costs incurred.

(ii)           Such revenue/charges are determined by the CRC based on its standard charges applied on a nationwide basis.

40         RELATED PARTY TRANSACTIONS (CONTINUED)

(c)           In addition to those disclosed elsewhere in the financial statements, during the year, the Group had the following material transactions undertaken with related parties (continued):

(II)              Material transactions with CRC and other railway companies (continued):

In addition to those disclosed elsewhere in the financial statements, during the year, the Group had   the following material transactions undertaken with the CRC Group (continued):

(iii)          The service charges are levied based on contract prices determined based on a “cost plus a profit margin” and explicitly agreed between both contracting parties.

(iv)          The prices are determined based on mutual negotiation between the contracting parties with reference to actual costs incurred.

(v)           Based on construction amounts determined under national railway engineering guidelines.

(III)             Revenues collected and settled through the CRC:

	2016	2017	2018
	RMB’000	RMB’000	RMB’000

- Passenger transportation	6,960,491	7,295,985	7,532,999
- Freight transportation	1,105,061	1,266,122	1,849,360
- Other transportation related services	86,883	112,267	78,935
	8,152,435	8,674,374	9,461,294

40        RELATED PARTY TRANSACTIONS (CONTINUED)

(d)           As at 31 December 2017 and 2018, the Group had the following material balances maintained with related parties:

(I)                    Material balances with Guangzhou Railway Group and its subsidiaries:

	2017	2018
	RMB’000	RMB’000

Trade receivables	1,435,421	1,934,435
- Guangzhou Railway Group (i)	132,830	586,049
- Subsidiaries of Guangzhou Railway Group (i)	1,302,591	1,348,386

Prepayments and other receivables	44,329	33,957
- Guangzhou Railway Group	3,277	231
- Subsidiaries of Guangzhou Railway Group	41,052	33,726

Prepayments for fixed assets and construction-in-progress	4,352	2,489
- Subsidiaries of Guangzhou Railway Group (ii)	4,352	329
--Associates	-	2,160

Trade payables	681,587	597,050
- Guangzhou Railway Group (i)	61,899	95,048
- Subsidiaries of Guangzhou Railway Group (ii)	619,509	500,385
- Associates	179	1,617

Payables for fixed assets and construction-in-progress	342,519	388,482
- Guangzhou Railway Group	53,821	42,604
- Subsidiaries of Guangzhou Railway Group	220,377	211,486
- Associates	68,321	134,392

Contract liabilities	-	1,100
- Subsidiaries of Guangzhou Railway Group	-	1,096
- Associates	-	4

Accruals and other payables	439,509	454,670
- Guangzhou Railway Group	7,390	9,212
- Subsidiaries of Guangzhou Railway Group (iii)	430,041	443,391
- Associates (iv)	2,078	2,067

40         RELATED PARTY TRANSACTIONS (CONTINUED)

(e)        As at 31 December 2017 and 2018, the Group had the following material balances maintained with related parties (continued):

(I)         Material balances with Guangzhou Railway Group and its subsidiaries:

(i)         The trade balances due from/to Guangzhou Railway Group, subsidiaries of Guangzhou Railway Group mainly represent service fees and charges payable and receivable balances arising from the provision of passenger transportation and cargo forwarding businesses jointly with these related parties within the PRC.

(ii)        The trade payables due to subsidiaries of Guangzhou Railway Group mainly represent payables arising from unsettled fees for purchase of materials and provision of other services according to various service agreements entered into between the Group and the related parties.

(iii)       The other payables due to subsidiaries of Guangzhou Railway Group mainly represent the performance deposits received for construction projects and deposits received from ticketing agencies.

(iv)       The other payables due to associates mainly represent the performance deposits received for construction projects operated by associates.

As at 31 December 2017 and 2018, all the balances maintained with related parties were unsecured, non-interest bearing and were repayable on demand.

(II)                                 Material balances with CRC Group:

	2017	2018
	RMB’000	RMB’000

Due from CRC Group
- Trade receivables	1,372,631	1,015,057
- Other receivables	1,207	1,149

Due to CRC Group
- Trade payables and payables for fixed assets and construction-in-progress	62,620	32,688
- Other payables	6,413	35,851

As at 31 December 2018, all the balances maintained with CRC Group were unsecured, non-interest bearing and were repayable on demand.